INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Details Narrative)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
Investment portfolio maturity period	20 years